S-4 Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 6,488,627	$ (34,300,623)	$ (52,349,259)	$ (35,753,239)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain on forgiveness of deferred underwriting fee payable	(1,113,200)	0
Changes in assets and liabilities:
Accounts payable	645,908	315,653	327,943	1,049,180
Net cash used in operating activities	(14,165,552)	(11,410,202)	(21,255,482)	(19,490,304)
Cash flows from investing activities:
Net cash used in investing activities	(173,732)	(600,676)	(1,109,179)	(513,752)
Cash flows from financing activities:
Net cash provided by financing activities	13,234,918	11,104,259	15,115,423	32,324,260
Cash, beginning of period	5,480,960	12,730,198	12,730,198	409,994
Cash, end of period	4,376,594	11,823,579	5,480,960	12,730,198
Supplemental disclosure of noncash activities:
Forgiveness of deferred underwriting fee payable allocated to Class A common stock	13,141,800	0
TLG Acquisition One Corp
Cash flows from operating activities:
Net income (loss)	(322,391)	9,203,778	10,441,388	17,922,732
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by related party under note payable			0	1,530
Offering costs associated with derivative warrant liabilities			0	1,413,340
Unrealized fair value adjustments	0	(9,000,000)	(9,800,000)	(23,933,330)
Gain on forgiveness of deferred underwriting fee payable	(1,113,200)	0
Change in fair value of working capital loan - related party	(886,513)	0	(689,630)	0
Income from investments held in Trust Account	(1,371,765)	(600,790)	(5,683,750)	(23,684)
Changes in assets and liabilities:
Prepaid expenses	(3,943)	(604,006)	(2,502)	(105,654)
Accounts payable	(30,529)	(44,404)	228,000	48,917
Accrued expenses	2,109,631	(810,222)	2,043,398	2,343,864
Income tax payable	500,843	57,686	1,055,680	0
Franchise tax payable	20,000	(101,425)	(121,375)	120,488
Net cash used in operating activities	(1,097,867)	(1,899,383)	(2,528,791)	(2,211,797)
Cash flows from investing activities:
Investment income released from Trust Account to pay for taxes	80,000	0	400,050	0
Cash withdrawn from Trust Account for redemptions			324,362,141	0
Cash deposited in Trust Account	(2,861,426)	0	0	(400,000,000)
Net cash used in investing activities	(2,781,426)	0	324,762,191	(400,000,000)
Cash flows from financing activities:
Repayment of note payable to related party			0	(192,312)
Gross proceeds from Initial Public Offering			0	400,000,000
Proceeds received from private placement			0	10,000,000
Redemption of Class A common stock			(324,362,141)	0
Proceeds received from Working Capital Loan—related party	3,965,000	1,900,000	2,100,000	920,000
Offering costs paid			0	(8,467,900)
Net cash provided by financing activities	3,965,000	1,900,000	(322,262,141)	402,259,788
Net decrease in cash	85,707	617	(28,741)	47,991
Cash, beginning of period	19,750	48,491	48,491	500
Cash, end of period	$ 105,457	$ 49,108	19,750	48,491
Supplemental disclosure of noncash activities:
Deferred offering costs included in accrued expenses			0	85,000
Deferred offering costs paid by related party under promissory note			0	51,890
Accounts payable paid through promissory note			0	750
Deferred underwriting commissions in connection with the initial public offering			$ 0	$ 1,400,000